DESCRIPTION OF PLAN - Narrative (Details) - EBP 010		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Continuous employment		30 days
Automatic enrollment continuous employment		90 days
Automatic enrollment continuous employment for rehired participants		30 days
Automatic deferral annual increase		1.00%
Discretionary contributions		$ 60,854,578
Minimum borrowing		1,000
Maximum borrowing		$ 50,000
Maximum account balance percent		50.00%
Maximum general term		5 years
Maximum primary residence term		10 years
Maximum loans | loan		1
Basis spread on variable rate		1.00%
Vested account balance		$ 1,000
Break in service period		5 years
Employer matching contributions reduction from forfeited accounts		$ 1,200,156
Forfeited nonvested balances		59,070	$ 36,596
Subsequent Event
EBP, Description of Plan [Line Items]
Pre-tax deferral or Roth contributions	90.00%
Discretionary
EBP, Description of Plan [Line Items]
Discretionary contributions		$ 11,685,335
100% of first 3%
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Matching contribution		3.00%
50% of next 2%
EBP, Description of Plan [Line Items]
Matching percentage		50.00%
Matching contribution		2.00%
Minimum
EBP, Description of Plan [Line Items]
Pre-tax deferral or Roth contributions		1.00%
Automatic deferral rate		5.00%
Interest rate		4.25%
Maximum
EBP, Description of Plan [Line Items]
Pre-tax deferral or Roth contributions		50.00%
Automatic deferral rate		10.00%
Interest rate		8.50%